Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

8. SUBSEQUENT EVENTS

The Managing Owner has performed its evaluation of subsequent events from July 1, 2017 to August 11, 2017, the date the form 10-Q was filed. Based on such evaluation, no events were discovered that required disclosure or adjustment to the financial statements.

9.  SUBSEQUENT EVENTS

During the period from January 1, 2017 to March 22, 2017, subscriptions of $5,859,423 were made to the Trust and redemptions of $5,820,495 were made from the Trust. The Managing Owner has performed its evaluation of subsequent events through March 22, 2017, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.